Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Investments, at fair value:
Total investments	$ 160,617,362	$ 136,078,796
Receivables:
Notes receivable from participants	1,144,846	1,019,165
Employer contributions	3,399,058	3,212,552
Dividends	87,637	79,871
Money market funds	607	614
Total receivables	4,632,148	4,312,202
Total assets	165,249,510	140,390,998
Net assets available for benefits	165,249,510	140,390,998
Money Market Funds
Investments, at fair value:
Total investments	108,673	151,738
Common/collective Trusts
Investments, at fair value:
Total investments	31,538,124	29,918,906
Mutual Funds
Investments, at fair value:
Total investments	111,203,112	93,640,067
Self-directed Accounts
Investments, at fair value:
Total investments	8,576,758	4,374,772
Regency Centers Corporation Common Stock Fund
Investments, at fair value:
Total investments	$ 9,190,695	$ 7,993,313